Note 5 - Accounts Receivable Line of Credit	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
(
5
)      Accounts Receivable Line of Credit

On
June 1, 2015
the Company entered into a
$2.5
million Revolving Accounts Receivable Line of Credit agreement with Bridge Bank. The agreement provides for a maximum borrowing capacity of
$2.5
million of which
$2.0
million is subject to a borrowing base calculation and
$500,000
is non-formula based. On
May 23, 2017,
the Company renewed this credit line (which expired on
May 7, 2017)
through
May 6, 2019.

The loan agreement is secured by all assets of the Company including intellectual property and general intangibles and provides for a borrowing capacity equal to
80%
of eligible accounts receivable. The loan matures on
May 6, 2019
and bears an interest rate, equal to
1.5%
over the bank’s prime rate of interest. Interest is payable monthly with principal due upon maturity. The Company paid an annual commitment fee of
$12,500
in
May 2017.
The loan agreement contains financial and non-financial covenants that are customary for this type of lending and includes a covenant to maintain an asset coverage ratio of at least
150%
(defined as unrestricted cash and cash equivalents maintained with Bridge Bank, plus eligible accounts receivable aged less than
90
days from the invoice date, divided by the total amount of outstanding principal of all obligations under the loan agreement).

As of
June 30, 2018,
the Company was in compliance with all the financial covenants under the agreement. The line of credit requires a lockbox arrangement, which provides for receipts to be swept daily to reduce borrowings outstanding at the discretion of Bridge Bank. This arrangement, combined with the existence of the subjective acceleration clause in the line of credit agreement, necessitates the line of credit be classified as a current liability on the balance sheet. The acceleration clause allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, or ability to repay the credit based on the lender's judgment. As of
June 30, 2018,
the Company had outstanding borrowings of
$552,000
under the line of credit.

7	Accounts Receivable Line of Credit

On
June 1, 2015,
the Company entered into a
$2.5
million Revolving Accounts Receivable Line of Credit agreement with Bridge Bank. The agreement provides for a maximum borrowing capacity of
$2.5
million of which
$2.0
million is subject to a borrowing base calculation and
$500,000
is non-formula based. On
May 23, 2017,
the Company renewed this credit line (which expired on
May 7, 2017)
through
May 6, 2019.

The loan agreement is secured by all assets of the Company including intellectual property and general intangibles and provides for a borrowing capacity equal to
80%
of eligible accounts receivable. The loan matures on
May 6, 2019
and bears an interest rate equal to
1.5%
over the bank’s prime rate of interest (which was
4.50%
at
March 31, 2018
resulting in an interest rate of
6.0%
). Interest is payable monthly with principal due upon maturity. The Company paid an annual commitment fee of
$12,500
in
May 2017.
The loan agreement contains financial and non-financial covenants that are customary for this type of lending and includes a covenant to maintain an asset coverage ratio of at least
150%
(defined as unrestricted cash and cash equivalents maintained with Bridge Bank, plus eligible accounts receivable aged less than
90
days from the invoice date, divided by the total amount of outstanding principal of all obligations under the loan agreement). While the Company maintained the asset coverage ratio, the Company was in a cross default during the period in which it was in non-compliance with its loan with PFG (see Note
8
below).

The line of credit requires a lockbox arrangement, which provides for receipts to be swept daily to reduce borrowings outstanding at the discretion of Bridge Bank. This arrangement, combined with the existence of the subjective acceleration clause in the line of credit agreement, necessitates the line of credit be classified as a current liability on the balance sheet. The acceleration clause allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, or ability to repay the credit based on the lender's judgment. As of
March 31, 2018,
the line of credit had a balance of
$552,000,
and additional borrowing capacity of
$77,000,
respectively.